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Pear Tree Polaris Foreign Value Small Cap Fund
Pear Tree Polaris Foreign Value Small Cap Fund
Investment Objective:
Long-term growth of capital and income.
Fee Table and Expenses of Foreign Value Small Cap Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Foreign Value Small Cap Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pear Tree Polaris Foreign Value Small Cap Fund		Ordinary Shares	Institutional Shares		R6 Shares
Management Fees		1.00%	1.00%		1.00%
Distribution (12b-1) Fees		0.25%	none		none
Other Expenses		0.27%	0.27%		0.12%
Acquired Fund Fees and Expenses		none	none		none
Total Annual Fund Operating Expenses		1.52%	1.27%		1.12%
Fee Waiver and/or Expense Reimbursement	[1]	0.10%	0.22%	[2]	0.10%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (1)		1.42%	1.05%	[2]	1.02%
[1]	The Manager has contractually agreed until July 31, 2024 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Foreign Value Small Cap Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Foreign Value Small Cap Fund would be calculated using an annual rate of 0.90 percent of Foreign Value Small Cap Fund’s net assets. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Foreign Value Small Cap Fund amounts that it has waived under that agreement.
[2]	The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2024 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Foreign Value Small Cap Fund’s net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. This fee waiver does not apply to Ordinary Shares or R6 Shares. The Manager does not have a right to recoup from Foreign Value Small Cap Fund amounts that it has waived under that agreement.

Example
This example is intended to help you compare the cost of investing in Foreign Value Small Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Foreign Value Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that Foreign Value Small Cap Fund’s operating expenses remain the same as set forth in the table above. The example also assumes that the fee waiver and expense reimbursement agreements currently in effect expire July 31, 2024; therefore, amounts for 3-, 5- and 10-year periods do not include any adjustment to reflect any fee waivers or expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Pear Tree Polaris Foreign Value Small Cap Fund - USD ($)	1 year	3 years	5 years	10 years
Ordinary Shares	145	470	819	1,804
Institutional Shares	107	381	676	1,515
R6 Shares	104	346	607	1,354

Portfolio Turnover
Foreign Value Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Foreign Value Small Cap Fund’s performance. During the most recent fiscal year, Foreign Value Small Cap Fund’s portfolio turnover rate was 18 percent of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, Foreign Value Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities issued by foreign markets, small-cap value issuers. A foreign markets issuer is an issuer operating in any industry sector that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. A small-cap issuer is a company having a market capitalization at time of purchase between $50 million to $5 billion. Equity securities include common and preferred shares, warrants and other rights derivative of or convertible into common stocks, American Depositary Receipts (ADRs), and Indian participatory notes (generally an interest in a pool of Indian-listed securities that is traded exclusively outside India by non-Indian registered investors), as well as shares of mutual funds and exchange-traded funds (ETFs), each of which invests at least 80 percent of its net assets in similar securities issued by foreign markets, small cap value issuers.
To manage Foreign Value Small Cap Fund’s portfolio, its sub-adviser seeks to identify 50 to 100 value securities, that is, foreign markets, small-cap securities that the sub-adviser considers as being mispriced by the market but having the best opportunity for price appreciation to reflect their long-term fundamental valuations and/or future cash flows. To select specific investments, the sub-adviser uses a proprietary quantitative investment process focused on bottom-up fundamental research. Foreign Value Small Cap Fund is "non-diversified," which means that it may invest a higher percentage of its assets in a smaller number of issuers.
Foreign Value Small Cap Fund’s sub-adviser may utilize options in an attempt to improve the risk/return profile of Foreign Value Small Cap Fund’s returns. Foreign Value Small Cap Fund also may for hedging purposes buy and sell forward foreign currency exchange contracts in connection with its investments.
Generally, Foreign Value Small Cap Fund invests in foreign markets issuers in Europe, Australia, as well as the larger capital markets of the Far East. Foreign Value Small Cap Fund, however, also may invest without limit in emerging markets issuers. However, Foreign Value Small Cap Fund may be invested in securities from any country, any industry sector, or of any market capitalization amount.

Principal Investment Risks
Past Performance
The following bar chart and table provide some indication of the risks of investing in Foreign Value Small Cap Fund by showing changes in Foreign Value Small Cap Fund’s performance over time. The tables also compare Foreign Value Small Cap Fund’s performance to a broad measure of market performance that reflects the type of securities in which Foreign Value Small Cap Fund invests. Past performance does not necessarily indicate how Foreign Value Small Cap Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com
A Note on Performance
Ordinary Shares and Institutional Shares each commenced operations on May 1, 2008. R6 Shares commenced operations on February 6, 2017.

Calendar Year Total Returns — Ordinary Shares The bar chart below provides performance information for Foreign Value Small Cap Fund’s Ordinary Shares.

Calendar year-to-date return of the Ordinary Shares of Foreign Value Small Cap Fund as of September 30, 2023 was 8.21%.
Best Quarter:	Q4 2020	22.95%
Worst Quarter:	Q1 2020	(30.70)%

Average Annual Total Returns for the periods ended December 31, 2022
Average Annual Returns - Pear Tree Polaris Foreign Value Small Cap Fund	1 Year	5 Years	10 Years
Ordinary Shares	(17.60%)	(0.37%)	5.78%
Institutional Shares	(17.30%)	(0.01%)	6.11%
R6 Shares	(17.26%)	0.04%
After Taxes on Distributions | Ordinary Shares	(18.45%)	(0.99%)	5.23%
After Taxes on Distributions and Sale of Fund Shares | Ordinary Shares	(9.87%)	(0.13%)	4.70%
MSCI ACWI ex USA Small Cap (reflects no deduction for fees, expenses or taxes)	19.57%	1.08%	5.65%

After-Tax Returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares and R6 Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.